Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 16, 2024
Registrant Name	dei_EntityRegistrantName	Series Portfolios Trust (each, a “Fund” and, together, the “Funds”)
Entity Central Index Key	dei_EntityCentralIndexKey	0001650149
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Dec. 16, 2024
Document Effective Date	dei_DocumentEffectiveDate	Jan. 01, 2025
Prospectus Date	rr_ProspectusDate	Dec. 29, 2023
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A